Basis of Presentation and General Information (Details)	12 Months Ended
Dec. 31, 2016
Date of Incorporation	Apr. 26, 2006
Country of incorporation	Marshall Islands
Trade Force Shipping S.A. [Member] | Deep Seas [Member]
Date of Incorporation	Nov. 15, 2006	[1]
Country of incorporation	Marshall Islands	[1]
Delivery Date	December 2006	[1]
Sale Date	2016-01	[1]
Frontline Marine Company [Member] | Calm Seas [Member]
Date of Incorporation	Nov. 15, 2006
Country of incorporation	Marshall Islands
Delivery Date	December 2006
Sale Date	2016-01
Fairplay Maritime Ltd. [Member] | Kind Seas [Member]
Date of Incorporation	Nov. 15, 2006	[1]
Country of incorporation	Marshall Islands	[1]
Delivery Date	December 2006	[1]
Sale Date	2016-01	[1]
Donna Marine Co. [Member] | Pearl Seas [Member]
Date of Incorporation	Jul. 04, 2007	[1]
Country of incorporation	Marshall Islands	[1]
Delivery Date	August 2007	[1]
Sale Date	2016-01	[1]
Imperator I Maritime Company [Member] | Coral Seas [Member]
Date of Incorporation	Sep. 27, 2007	[1]
Country of incorporation	Marshall Islands	[1]
Delivery Date	November 2007	[1]
Sale Date	2016-05	[1]
Canyon I Navigation Corp. [Member] | Golden Seas [Member]
Date of Incorporation	Sep. 27, 2007
Country of incorporation	Marshall Islands
Delivery Date	December 2007
Sale Date	2016-03
Coral Ventures Inc. [Member] | Prosperous Seas [Member]
Date of Incorporation	Aug. 05, 2009
Country of incorporation	Liberia
Delivery Date	May 2012
Sale Date	2016-03
Winselet Shipping And Trading Co. Ltd. [Member] | Precious Seas [Member]
Date of Incorporation	Apr. 06, 2010	[1]
Country of incorporation	Liberia	[1]
Delivery Date	June 2012	[1]
Sale Date	2016-03	[1]
Aminta International S.A. [Member] | Priceless Seas [Member]
Date of Incorporation	May 05, 2010
Country of incorporation	Liberia
Delivery Date	January 2013
Sale Date	2016-04
Adonia Enterprises S.A. [Member] | Proud Seas [Member]
Date of Incorporation	May 05, 2010
Country of incorporation	Liberia
Delivery Date	January 2014
Sale Date	2016-03
Dolphin Sunrise Limited [Member]
Date of Incorporation	Feb. 25, 2014	[2]
Country of incorporation	Marshall Islands	[2]
Nautilus Investment Limited [Member]
Date of Incorporation	Feb. 25, 2014	[2]
Country of incorporation	Marshall Islands	[2]
Oceanus Investments Limited [Member]
Date of Incorporation	Feb. 25, 2014	[2]
Country of incorporation	Marshall Islands	[2]
Explorer Shipholding Limited [Member]
Date of Incorporation	Nov. 15, 2006
Country of incorporation	Marshall Islands
Epic Investments Inc. [Member]
Date of Incorporation	Dec. 21, 2006
Country of incorporation	Marshall Islands
Protea International Inc. [Member]
Date of Incorporation	Jul. 17, 2007
Country of incorporation	Liberia
Amphitrite Shipping Inc. [Member]
Date of Incorporation	Jun. 17, 2013	[3]
Country of incorporation	Liberia	[3]
Mirabel International Maritime Co. [Member]
Date of Incorporation	Jun. 17, 2013	[3]
Country of incorporation	Liberia	[3]
Camelia Navigation S.A. [Member]
Date of Incorporation	Nov. 15, 2006	[1]
Country of incorporation	Marshall Islands	[1]
Reading Navigation Co. [Member]
Date of Incorporation	Jul. 17, 2007	[1]
Country of incorporation	Liberia	[1]

[1]	In 2016, the Company proceeded with the dissolution of the respective subsidiaries since they were no longer active.
[2]	Companies related to the Kamsarmax newbuilding drybulk carriers with Hull numbers YZJ1144, YZJ1145 and YZJ1142, respectively (Note 5).
[3]	Refer to Note 5.